March 19, 2021

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Advisers Investment Trust; File Nos. 333-173080 and 811-22538

Ladies and Gentlemen:

On behalf of Advisers Investment Trust (the “Registrant”), we hereby file a registration statement under the Securities Act of 1933 on Form N-14.

Subject to shareholder approval and pursuant to an Agreement and Plan of Reorganization, it is anticipated that State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund, and State Farm Municipal Bond Fund (each a “Target Fund” and collectively, the “Target Funds”), each a series of State Farm Associates’ Funds Trust (File Nos. 002-27058 and 811-01519) will transfer all of their assets and liabilities to State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund, and State Farm Municipal Bond Fund (each an “Acquiring Fund” and collectively, the “Acquiring Funds”), respectively, each a separate series of the Registrant, in exchange for shares of the corresponding series of the Registrant (the “Reorganization”). Immediately after the transfer of their assets and liabilities, each Target Fund will make a liquidating distribution to its shareholders of the Acquiring Funds shares so received, so that a holder of shares in each Target Fund at the time of the Reorganization will receive a number of shares of the corresponding Acquiring Fund with the same aggregate value as the shareholder had in the corresponding Target Fund immediately before the Reorganization.

The Registrant filed an amendment to its registration statement for the Acquiring Funds with the U.S. Securities and Exchange Commission on March 15, 2021.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP

Michael.Wible@ThompsonHine.com    Fax: 614.469.3361    Phone: 614.469.3297